INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 8:-	INTANGIBLE ASSETS

a.	Intangible assets:

	December 31,
	2013	2014
Original amounts:

Capitalized software costs	$59,069	$63,260
Customer relationships	23,843	26,618
Backlog and non-compete agreement	1,554	1,623
Acquired technology	3,112	4,862

	87,578	96,363
Accumulated amortization:

Capitalized software costs	45,075	49,072
Customer relationships	8,895	12,817
Backlog and non-compete agreement	630	1,142
Acquired technology	429	789

	55,029	63,820

Intangible assets, net	$32,549	$32,543

b.	Amortization expenses amounted to $ 6,687, $ 7,724 and $ 7,919 for the years ended December 31, 2012, 2013 and 2014, respectively.

c.	The estimated future amortization expense of intangible assets as of December 31, 2014 is as follows:

2015	8,230
2016	7,140
2017	5,764
2018	4,383
2019	3,043
2020 and thereafter	3,983

$32,543